Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Apr. 01, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Employee's benefits plan vesting period			3 years
Percentage of amount vested in pension plan			100.00%
Pension expense			$ 61		$ 64		$ 64
Defined benefit plan, net period benefit cost			2		3		2
Pension plan, actuarial gains/losses	(2)	0	1	[1]	5	[1],[2]	(8)	[1],[2]
Defined benefit plan, actuarial loss recognized in net periodic benefit cost			0.1
Defined benefit plan, actuarial gains/losses			(5)		(6)
Defined benefit plan, estimated employer contribution for next fiscal year			1
Defined benefit plan, expected future benefit payments for next fiscal year			35
Defined benefit plan, expected future benefit payments for fiscal year two			0.1
Defined benefit plan, expected future benefit payments for fiscal year three			0.1
Defined benefit plan, expected future benefit payments for fiscal year four			0.1
Defined benefit plan, expected future benefit payments for fiscal year five			0.1
Defined benefit plan, expected future benefit payments for after five years			0.2
Pension and postretirement benefit expense			17.0		17.0		19.0
Contributions to benefit plans			2.0		2.0
Gross pension benefit obligation			39		37		39
Fair value of plan assets			35	[3]	0	[3]
Expected future contributions to benefit plans	7
U.S. Plan
Defined Benefit Plan Disclosure [Line Items]
Pension and postretirement benefit expense	2.0
Contributions to benefit plans			20.0		18.0		15.0
Foreign Pension Plans Defined Benefit In Austria France Greece Italy Mexico South Africa Taiwan Thailand And Other
Defined Benefit Plan Disclosure [Line Items]
Estimated net obligation	25
Foreign Pension Plans Defined Benefit In Netherlands Germany India Korea And Other
Defined Benefit Plan Disclosure [Line Items]
Gross pension benefit obligation	72
Fair value of plan assets	43
International Pension Plans in Other Locations
Defined Benefit Plan Disclosure [Line Items]
Estimated net obligation	23
International Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Pension and postretirement benefit expense	0.5
Contributions to benefit plans	0.1
Multi-employer Plan
Defined Benefit Plan Disclosure [Line Items]
Pension and postretirement benefit expense	3.0
International Pension Plans Accounted For As Multi Employer Plans
Defined Benefit Plan Disclosure [Line Items]
Contributions to benefit plans	2.0
Netherlands Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actuarial gains/losses			$ (3)
Defined benefit plan, amortization period for actuarial loss			15 years 2 months 12 days

[1]	Presented net of reclassification adjustments and tax impacts, which are not significant in any period presented. Reclassification adjustments are generally reclassified into Cost of sales, Selling, general and administrative expenses, and/or Research and development expenses, as appropriate, in the combined statements of income.
[2]	Includes impacts from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.
[3]	2012 amounts reflect the anticipated settlement of the Netherlands plan liability in fiscal year 2013.